Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other assets
Cash collateral on derivative instruments	SFr 7,723	SFr 7,659
Cash collateral on non-derivative transactions	647	395
Derivative instruments used for hedging	0	212
Assets held-for-sale	16,112	8,020
of which loans	16,090	7,924
allowance for loans held-for-sale	(101)	(44)
of which real estate	22	94
of which long-lived assets	0	2
Premises, equipment and right-of-use assets	6,929	7,305
Assets held for separate accounts	64	98
Interest and fees receivable	2,583	2,884
Deferred tax assets	305	3,707
Prepaid expenses	927	509
of which cloud computing arrangement implementation costs	72	52
Failed purchases	801	1,307
Defined benefit pension and post-retirement plan assets	4,117	4,215
Other	6,400	4,920
of which digital asset safeguarding assets	102
Other assets	46,608	41,231
Other liabilities
Cash collateral on derivative instruments	2,036	5,533
Cash collateral on non-derivative transactions	431	528
Derivative instruments used for hedging	154	10
Operating Lease, Liability	2,419	2,591
Provisions	1,552	1,925
of which off-balance sheet risk	217	257
Restructuring liabilities	122	19	SFr 52
Liabilities held for separate accounts	64	98
Interest and fees payable	3,839	3,969
Current tax liabilities	537	685
Deferred tax liabilities	1,378	754
Failed sales	1,471	1,736
Defined benefit pension and post-retirement plan liabilities	269	353
Other	3,928	4,443
of which digital asset safeguarding liabilities	102
Other liabilities	18,200	22,644
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	458	391
Foreclosed or repossessed real estate	21	8
Foreclosed or repossessed residential real estate	21	8
Other assets, held at amortized cost, Allowance for Credit Loss	40	30
Bank
Other assets
Cash collateral on derivative instruments	7,723	7,659
Cash collateral on non-derivative transactions	647	395
Derivative instruments used for hedging	0	212
Assets held-for-sale	16,112	8,020
of which loans	16,090	7,924
allowance for loans held-for-sale	(101)	(44)
of which real estate	22	94
of which long-lived assets	0	2
Premises, equipment and right-of-use assets	5,799	6,140
Assets held for separate accounts	64	98
Interest and fees receivable	2,609	2,934
Deferred tax assets	259	3,666
Prepaid expenses	812	394
of which cloud computing arrangement implementation costs	65	46
Failed purchases	801	1,307
Defined benefit pension and post-retirement plan assets	560	974
Other	6,367	4,916
of which digital asset safeguarding assets	102
Other assets	41,753	36,715
Other liabilities
Cash collateral on derivative instruments	2,079	5,533
Cash collateral on non-derivative transactions	431	528
Derivative instruments used for hedging	154	10
Operating Lease, Liability	1,749	1,861
Provisions	1,494	1,912
of which off-balance sheet risk	217	257
Restructuring liabilities	114	19	SFr 49
Liabilities held for separate accounts	64	98
Interest and fees payable	3,779	3,930
Current tax liabilities	524	671
Deferred tax liabilities	670	122
Failed sales	1,471	1,736
Defined benefit pension and post-retirement plan liabilities	258	343
Other	4,039	4,546
of which digital asset safeguarding liabilities	102
Other liabilities	16,826	21,309
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	458	391
Foreclosed or repossessed real estate	21	8
Foreclosed or repossessed residential real estate	21	8
Other assets, held at amortized cost, Allowance for Credit Loss	SFr 37	SFr 28